Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2023
Vehicles [Member]
Schedule of Estimated Residual Value [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Electronic equipment [Member]
Schedule of Estimated Residual Value [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Machinery and Equipment [Member]
Schedule of Estimated Residual Value [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Electronic equipment [Member]
Schedule of Estimated Residual Value [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Machinery and Equipment [Member]
Schedule of Estimated Residual Value [Line Items]
Estimated useful lives	10 years